Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Remainder 2019	$ 13,951	$ 29,300
2020	27,900	29,300
2021	$ 27,900	$ 24,417